Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other financial assets
Financial assets at amortized cost	₩ 441,804	₩ 484,271
Financial assets at fair value through profit or loss	632,324	777,685
Financial assets at fair value through other comprehensive income	557,342	326,157
Derivative used for hedging	58,576	29,843
Less: Non-current	821,658	623,176
Current	868,388	994,780
Other financial liabilities
Financial liabilities at amortized cost	129,945	99,330
Financial liabilities at fair value through profit or loss	38	7,758
Derivatives used for hedging	20,096	57,308
Less: Non-current	149,136	163,454
Current Other financial assets	₩ 943	₩ 942